UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     CarVal Investors
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brett Stenberg
Title:  Director Operations
Phone:  952-984-3012
Signature, Place and Date of Signing:

      August 15, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    214556

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D DELTA AIRLINES INC             COMMON STOCK     247361702      723   126919 SH       SOLE                 126919        0        0
D Dana Corporation Dan a Corpora COMMON STOCK     235825205      779   145678 SH       SOLE                 145678        0        0
D FOSTER WHEELER LTD COM         COMMON STOCK     G36535139    13210   180588 SH       SOLE                 180588        0        0
D FRANKLIN BK CORP  COM STK      COMMON STOCK     352451108      372   610000 SH       SOLE                 610000        0        0
D ION MEDIA SER A SENIOR SUB CON CONVRT BONDS     46205AAB9     1799  6425000 SH       SOLE                6425000        0        0
D NORTHWEST AIRLNS               COMMON STOCK     667280408     6276   942340 SH       SOLE                 942340        0        0
D OWENS CORNING INC              COMMON STOCK     690742101     8715   383080 SH       SOLE                 383080        0        0
D PORTLAND GENERAL ELE CTRIC CO  COMMON STOCK     736508847      500    22223 SH       SOLE                  22223        0        0
D RTI INTL METALS INC  COM STK   COMMON STOCK     74973W107     3010    84500 SH       SOLE                  84500        0        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99O9P1XJ1   179172  1400000 SH  PUT  SOLE                1400000        0        0
S REPORT SUMMARY                 10 DATA RECORDS              214556        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED